YieldMax Dorsey Wright Featured 5 Income ETF

Schedule of Investments

April 30, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 98.3%	Shares	Value
YieldMax CRCL Option Income Strategy ETF(a)	77,150	$1,570,774
YieldMax GOOGL Option Income Strategy ETF(a)	172,000	2,657,400
YieldMax MRNA Option Income Strategy ETF(a)	122,372	1,913,898
YieldMax NVDA Option Income Strategy ETF(a)	177,043	2,382,999
YieldMax TSM Option Income Strategy ETF(a)	154,096	2,553,371
TOTAL EXCHANGE TRADED FUNDS (Cost $12,049,550)		11,078,442

TOTAL INVESTMENTS - 98.3% (Cost $12,049,550)		$11,078,442
Other Assets in Excess of Liabilities - 1.7%		191,708
TOTAL NET ASSETS - 100.0%		$11,270,150

Percentages are stated as a percent of net assets.

(a)	Affiliated security as defined by the Investment Company Act of 1940.

Summary of Fair Value Disclosure as of April 30, 2026 (Unaudited)

YieldMax Dorsey Wright Featured 5 Income ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$11,078,442	$—	$—	$11,078,442
Total Investments	$11,078,442	$—	$—	$11,078,442

Refer to the Schedule of Investments for further disaggregation of investment categories.

The Fund held affiliated securities of the following companies during the period ended April 30, 2026. Transactions during the period in these securities of affiliated companies were as follows:

Fair Value
Security Name	Share Balance 4/30/2026	Fair Value at 7/31/2025	Purchases	Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Fair Value at 4/30/2026	Dividend Income
YieldMax AMD Option Income Strategy ETF	—	$—	$5,012,565	$(3,679,320)	$(1,333,245)	$—	$—	$790,546
YieldMax Bitcoin Option Income Strategy ETF	—	4,310,250	869,518	(4,734,644)	(597,145)	152,021	—	330,633
YieldMax COIN Option Income Strategy ETF	—	3,792,525	1,900,724	(4,765,618)	(1,053,905)	126,274	—	617,614
YieldMax CRCL Option Income Strategy ETF	77,150	—	1,908,798	—	—	(338,024)	1,570,774	162,011
YieldMax CVNA Option Income Strategy ETF	—	4,579,169	1,277,867	(4,896,948)	(456,519)	(503,569)	—	642,543
YieldMax GOOGL Option Income Strategy ETF	172,000	—	4,177,345	(1,650,224)	(12,228)	142,507	2,657,400	366,647
YieldMax HOOD Option Income Strategy ETF	—	4,052,611	2,312,939	(4,890,555)	(1,492,815)	17,820	—	1,522,171
YieldMax MRNA Option Income Strategy ETF	122,372	—	2,984,300	(412,244)	(48,172)	(609,986)	1,913,898	544,595
YieldMax NFLX Option Income Strategy ETF	—	4,156,523	2,016,323	(5,052,972)	(1,554,082)	434,208	—	548,288
YieldMax NVDA Option Income Strategy ETF	177,043	—	2,506,258	(4,480)	(475)	(118,304)	2,382,999	216,363
YieldMax PLTR Option Income Strategy ETF	—	—	5,121,377	(3,483,554)	(1,637,823)	—	—	685,373
YieldMax RDDT Option Income Strategy ETF	—	—	5,819,520	(3,450,364)	(2,369,156)	—	—	1,103,273
YieldMax TSM Option Income Strategy ETF	154,096	—	2,606,015	(4,500)	(843)	(47,301)	2,553,371	241,262
		$20,891,078	$38,513,549	$(37,025,423)	$(10,556,408)	$(744,354)	$11,078,442	$7,771,319